Supplementary Cash Flow Information (Details) - Schedule of Non-Cash Capital Transactions - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Non-Cash Capital Transactions [Abstract]
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$ (499,579)	$ (929,408)
Addition of capital expenditures of mineral property interest from deposits and prepayments	$ 182,718	$ 143,495